SCHEDULE OF DEFERRED TAX ASSETS (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 66,838	¥ 49,541
Accrued expenses and others	8,161	8,343
Inventories write downs	154	120
Deferred income	19	28
Total deferred tax assets	75,172	58,032
Less: valuation allowance	(53,435)	(49,617)
Deferred tax assets, net	¥ 21,737	¥ 8,415